Related Party Transactions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions

Note 17. Related Party Transactions

Certain holders of the pre-combination Velodyne's convertible preferred stock (which converted into common stock of the Company upon the Business Combination) purchased products and services, directly or through a third party, from the Company. Revenue and accounts receivable for these holders were as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Revenue:
Stockholder A	$39	$243
Stockholder B(1)	(56)	3,544

	March 31,	December 31,
	2021	2020
Accounts receivable:
Stockholder B(1)	1,288	3,085
(1)	The revenue amount for the three months ended March 31, 2021 included a $71,000 credit taken against future payments. In addition, during the three months ended March 31, 2021, the Company reserved approximately $1.7 million allowance for doubtful account related to accounts receivable balance from a third party that was purchasing goods from the Company on behalf of Stockholder B.

In April 2019, the Company entered into a manufacturing agreement with one of its Series B Preferred Stockholders (Stockholder D), and the Company has one product that is currently being manufactured by Stockholder D. As of March 31, 2021 and December 31, 2020, the Company had $3.2 million and $6.3 million, respectively, of payable and accrued purchases and $8.5 million and $15.0 million, respectively, of outstanding purchase commitments for products with this stockholder. The Company procures equipment, materials and components for

Stockholder D to build the product and had $0.2 million and $1.5 million, respectively, of receivables from this stockholder which was included in other current assets as of March 31, 2021 and December 31, 2020. The Company also loaned to Stockholder D manufacturing equipment with a net book value of $0.5 million and $0.4 million, respectively, as of March 31, 2021 and December 31, 2020, which was included in the Company’s balance sheet within property, plant and equipment, net.

The Company currently rents its corporate headquarters facility in San Jose, California from a company owned by one of its former officers. The lease was executed in January 2017 and expires in December 2027, as amended. As of March 31, 2021, future minimum lease payments totaled $23.5 million related to this facility. Lease cost and rent expense under this lease was $0.8 million and $0.8 million, respectively, for the three months ended March 31, 2021 and 2020.

Note 17. Related Party Transactions

Four holders of the pre-combination Velodyne’s convertible preferred stock (which converted into common stock of the Company upon the Business Combination) purchased products and services, directly or through a third party, from the Company. Revenue and accounts receivable for these holders were as follows (in thousands):

	Year Ended December 31,

	2020	2019	2018
Revenue:
Stockholder A(1)	$465	$(3,514)	$9,447
Stockholder B	7,008	1,391	508
Stockholder C	764	6,148	18
Stockholder D	46	—	—

	December 31,
	2020	2019
Accounts receivable:
Stockholder A	$—	$9
Stockholder B	3,085	1,404
(1)	The 2019 amounts included a $4.1 million refund, net of taxes, the Company issued to entities affiliated with the stockholder in October 2019 and accrued as of September 30, 2019, in order to compensate them for unforeseen challenges associated with the use of certain new products purchased from the Company in 2018. The products purchased by these entities in 2018 were still under development at the time and the Company felt it appropriate to compensate these early purchasers for working with a new product.

In April 2019, the Company entered into a manufacturing agreement with one of its Series B Preferred Stockholders (Stockholder D), and the Company has one product that is currently being manufactured by Stockholder D. As of December 31, 2020 and December 31, 2019, the Company had $6.3 million and $2.7 million, respectively, of payable and accrued purchases and $15.0 million and $24.9 million, respectively, of outstanding purchase commitments for products with this stockholder. The Company procures equipment, materials and components for Stockholder D to build the product and had $1.5 million and $2.7 million, respectively, of receivables from this stockholder which was included in other current assets as of December 31, 2020 and December 31, 2019. During 2020, the Company also loaned to Stockholder D manufacturing equipment with a net book value of $0.4 million as of December 31, 2020, which was included in the Company’s balance sheet within property, plant and equipment, net.

On September 29, 2020, in connection with the Business Combination, the Company repurchased 175,744 shares of common stock (post-conversion) from certain holders of pre-combination Velodyne’s common stock, who are family members of one of the Company’s officers.

The Company currently rents its corporate headquarters facility in San Jose, California from a company owned by one of its officers. The lease was executed in January 2017 and expires in December 2027, as amended. As of December 31, 2020, future minimum lease payments totaled $24.3 million related to this facility. Rent expense under this lease was $3.3 million, $3.1 million and $3.0 million, respectively, for 2020, 2019 and 2018.

In January 2017 and December 2016, the Company issued two interest-bearing unsecured promissory notes totaling $3.5 million to one of its officers for purposes of financing the acquisition of the above headquarters facility. The loan accrued interest at a rate of 3.15% per annum. As of December 31, 2019, immediately prior to repayment, the aggregate outstanding balance of the loan was approximately $3.6 million, including aggregate accrued and unpaid interest of $0.1 million. The officer made monthly interest-only payments to the Company on the loan beginning in December 2017 and repaid all outstanding principal and interest due under the two promissory notes on December 31, 2019.

In August 2016, the Company entered into an agreement with one of its officers and Velodyne Acoustics, LLC (Acoustics), a company formerly owned by the officer. Pursuant to which Acoustics agreed to, among other things, indemnify, defend and hold harmless the pre-combination Velodyne from and against any and all liabilities relating to, arising out of or resulting from certain litigation matters (Litigation Indemnification Agreement). The litigation matters giving rise to the indemnification obligations involved certain employment-related claims of two former employees of Velodyne Acoustics, which was the predecessor of Acoustics. In November 2019, the Company elected not to seek indemnification from Acoustics for the litigation matters under the terms of the Litigation Indemnification Agreement and assumed control and financial responsibility for the litigation matters. By not seeking indemnification from Acoustics, the Company has paid approximately $2.5 million in settlements in connection with the litigation matters and $2.5 million in legal costs as of December 31, 2020, all of which are included in general and administration in the statement of operations. Such payments and costs incurred that were the subject of the Litigation Indemnification Agreement indirectly benefit the officer and controlling shareholder of the Company, the former sole owner of Acoustics. The Company believes that the litigation matters covered by the Litigation Indemnification Agreement are complete and the Company does not expect to incur additional expenses related to these litigation matters.

GRAF INDUSTRIAL CORP.
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On June 26, 2018, the Sponsor purchased 8,625,000 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. On September 13, 2018, the Sponsor returned to the Company, at no cost, 2,156,250 shares of common stock, which the Company cancelled, resulting in the Sponsor holding 6,468,750 Founder Shares. On October 9, 2018, the Sponsor transferred 25,000 Founder Shares at the same per-share price paid by the Sponsor to each of Keith Abell and Sabrina McKee, two of the Company’s directors (then director-nominees), resulting in the Sponsor holding 6,418,750 Founder Shares.

The Founder Shares included an aggregate of up to 843,750 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On October 25, 2018, the underwriters partially exercised their over-allotment option; thus, an aggregate of 374,622 Founder Shares were forfeited.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Related Party Loans

Prior to the consummation of the Initial Public Offering, the Sponsor had loaned the Company an aggregate of $130,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Promissory Note”) and James A. Graf had advanced the Company $100 in connection with the initial establishment of a bank account. The Promissory Note and the advance from James A. Graf were non-interest bearing. The Company repaid the Promissory Note and the advances to James A. Graf on October 18, 2018.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into additional warrants at a price of $0.75 per warrant. To date, the Company has no borrowings under the Working Capital Loans; however, we expect that our sponsor will loan us funds for payment of items related to the Proposed Business Combination, such as the HSR Act review fee, as described above.

Administrative Support Agreement

The Company entered into an agreement commencing on the effective date of the Initial Public Offering through the earlier of the Company’s consummation of a Business Combination and its liquidation, to reimburse an affiliate of its Sponsor up to $5,000 per month for office space, utilities and secretarial and administrative support on an at-cost basis to the extent such office space, utilities and support is not contracted with the Company directly.

The Company recorded and paid approximately $2,700 and $2,600 in expenses in connection with such agreement on the accompanying unaudited condensed consolidated statements of operations for the three months ended June 30, 2020 and 2019, respectively.

The Company recorded and paid approximately $5,300 and $5,200 in expenses in connection with such agreement on the accompanying unaudited condensed consolidated statements of operations for the six months ended June 30, 2020 and 2019, respectively.

Note 5 — Related Party Transactions

Founder Shares

On June 26, 2018, the Sponsor purchased 8,625,000 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. On September 13, 2018, the Sponsor returned to the Company, at no cost, 2,156,250 shares of common stock, which the Company cancelled, resulting in the Sponsor holding 6,468,750 Founder Shares. On October 9, 2018, the Sponsor transferred 25,000 Founder Shares at the same per-share price paid by the Sponsor to each of Keith Abell and Sabrina McKee, two of the Company’s directors (then director-nominees), resulting in the Sponsor holding 6,418,750 Founder Shares.

The Founder Shares included an aggregate of up to 843,750 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. On October 25, 2018, the underwriters partially exercised their over-allotment option; thus, an aggregate of 374,622 Founder Shares were forfeited.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Related Party Loans

During the period from June 26, 2018 (inception) through December 31, 2018, the Sponsor had loaned the Company an aggregate of $130,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Promissory Note”) and James A. Graf had advanced the Company $100 in connection with the initial establishment of a bank account. The Promissory Note and the advance from James A. Graf were non-interest bearing. The Company repaid the Promissory Note and the advances to James A. Graf on October 18, 2018.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into additional warrants at a price of $0.50 (or $0.75 if the Company has not consummated a Business Combination within 15 months from the closing of the Initial Public Offering) per warrant. To date, the Company has no borrowings under the Working Capital Loans.

Administrative Support Agreement

The Company entered into an agreement commencing on the effective date of the Initial Public Offering through the earlier of the Company’s consummation of a Business Combination and its liquidation, to reimburse an affiliate of its Sponsor up to $5,000 per month for office space, utilities and secretarial and administrative support on an at-cost basis to the extent such office space, utilities and support is not contracted with the Company directly.

The Company recorded and paid approximately $10,000 and $2,000 in expenses in connection with such agreement on the accompanying Statements of Operations for the year ended December 31, 2019 and for the period from June 26, 2018 (inception) through December 31, 2018, respectively.